Related Party Transactions (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions (Textual)
Net related party revenues	$ 13,857,014	$ 21,066,741	$ 9,146,994
Accounts payable to related party	5,225,004	3,389,148
Borrowing amount of related party	12,240,479	11,488,801	1,728,642
Operating expenses paid by related party		9,703	739,973
Accounts receivable from related parties	2,392,087	1,948,009
Advances from customers - related parties	7,254,968	586,719
Purchase from related parties	2,112,484	1,592,537	0
Purchased from and services provided by related parties	1,450,627	5,669,252	$ 0
Paid deposit to related party	$ 0	$ 10,180